Document and Entity Information	Sep. 25, 2017
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	Horizons ETF Trust I
Entity Central Index Key	0001551030
Amendment Flag	false
Document Creation Date	Sep. 25, 2017
Document Effective Date	Sep. 25, 2017
Prospectus Date	Jul. 10, 2017
Horizons S&P 500 Covered Call ETF | Horizons S&P 500 Covered Call ETF
Risk/Return:
Trading Symbol	HSPX